Intangible assets - Breakdown of exploration rights by type (Details) € in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Intangible assets
Intangible assets	€ 6,379	€ 5,525		€ 4,799
Exploration rights
Intangible assets
Intangible assets	663	€ 793	$ 793	€ 913
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	91		104
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	€ 572		$ 689